Revenue and other income	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue and other income	Revenue and other income
The revenue recognition accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025, are identical to those used for the year ended December 31, 2024, as completed below.

Further to the agreements signed during the fourth quarter of 2024 detailing the terms for the transfer of the sponsorship of the ongoing NANORAY-312 Phase 3 pivotal trial in head and neck cancer to Janssen (See Note 16 –
Revenues and other income to the consolidated financial statements as of and for the year ended December 31, 2024), the Company signed an amendment letter with Janssen BV on March 17, 2025.

The amendment letter provides that Janssen will ultimately assume nearly all remaining costs for the ongoing pivotal Phase 3 trial through completion, except for a limited portion of costs that will continue to be covered by the Company.

This amendment aims to improve the Company’s short-term cash runway by:
•reducing its obligation to make payments that were probable in the short term for the ongoing NANORAY-312 Phase 3 pivotal trial development costs; and
•revising potential future milestone payments for a total of $105 million under both the Janssen License Agreement and the Asia Licensing Agreement,

This amendment letter has been considered and accounted for as a contract modification under IFRS 15, which modifies the remaining transaction prices of both Janssen License Agreement and Asia Licensing Agreement, originally treated as separate contracts for IFRS 15 purposes. As there are price interdependencies between the two effects of the amendment as described above, the contract modification has been applied to both agreements.

The amendment does not change the scope of the initial contracts but the overall impact of the contract modification is a significant increase in the remaining constrained transaction price of the combined agreements (Janssen Agreement and Asia Licensing Agreement) while the constraint continues to apply to milestone payments.

The net positive impact on the constrained transaction price on the Janssen Agreement was recognized as a cumulative catch-up adjustment, as the remaining goods or services under the license agreement are not distinct. As a result, revenue for the six-month period ended June 30, 2025, included a one-off positive impact of €21.2 million, directly attributable to the contract modification as described above.

In accordance with IFRS 15, the funding obligation towards Janssen was reduced to a net refund liability amounting to €7.4 million as of June 30, 2025. See Note 14.4 – Refund liabilities.

The combined effects of the amendment on the two license agreements resulted also in the allocation of €18.1 million of the constrained transaction price to the Asia Licensing Agreement, which was recognized as the related contract liability since the delivery of the related performance obligation has not yet commenced. See Note 14.3 – Deferred income and Contract liabilities.

Detail of revenue and other income

The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2025 and 2024:

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Services	21,522	3,787
Other sales	3,406	2,376
Total revenue	24,928	6,163
Research tax credit	1,616	2,334
Subsidies	67	36
Other	26	756
Total other income	1,710	3,126
Total revenue and other income	26,638	9,289

Total Revenues
As of June 30, 2025, the Total Revenue reached €24.9 million, composed of:
•the line ‘Services’ includes (i) a one-off positive revenue of €21.2 million recognized over the six-month period ended June 30, 2025 directly attributable to the contract modification impact occurred during the first half of 2025, that counterbalances the negative revenue impact recognized in fiscal year 2024 : the amendments signed during the last quarter of 2024 had significantly reduced the transaction price of the license agreement as the R&D service performance obligation was replaced with a funding obligation for the Company towards Janssen, while the amendment letter executed in March 2025 did not impact the scope of the Company's performance obligations but increased the remaining transaction price of the global license agreement, (ii) and other ‘Services’ revenue linked to technology transfer and technical assistance recharge to Janssen for €0.4 million.
•€3.4 million of ‘Other Sales’ related to products clinical supplies to Janssen for the six-month period ended June 30, 2025.

For the six month period ended June 30, 2024, the €6.2 million Total Revenue mainly includes (i) ‘Services’ revenue linked to the assignment of the license to Janssen and the rendered R&D services in proportion of the completion of the ongoing studies, totaling €2.7 million; (ii) ‘Services’ revenue linked to technology transfer and technical assistance recharge for €1.1 million; (iii) and €2.4 million of ‘Other Sales’ related to products clinical supplies to Janssen.

Research tax credit
Research tax credit decreased from €2.3 million in 2024 to €1.6 million in 2025 due mainly due to the exclusion of a major vendor from the CIR scope in 2025.

Subsidies

Subsidies include the Bpifrance Deep Tech Grant received by the Company, €67 thousand recognized as other income for the half-year ended June 30, 2025, as compared to €36 thousand for the half-year ended June 30, 2024.

Other
The line item ‘Other’ mainly includes income for services recharge, in the framework of the ‘GTCA’ totaling €26 thousand as of June 30, 2025 compared to €0.5 million for services recharge and €0.2 million for supply services as of June 30, 2024